Cost and Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Cost and Expenses by Nature [Abstract]
Schedule of Fair Value of the Identifiable Net Assets Acquired

The operating costs and expenses by nature for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Payroll	(93,979)	(85,218)	(90,182)
Third-party services and others	(32,452)	(27,547)	(24,106)
Business and marketing expenses	(6,621)	(6,219)	(7,484)
Depreciation	(1,351)	(1,284)	(1,050)
Amortization	(18,207)	(18,566)	(17,600)
Impairment of goodwill	(14,553)	(18,341)	(11,373)
Audit and consulting	(21,167)	(6,426)	(38,660)
Other administrative expenses	(59,028)	(17,452)	(7,464)
Provisions	8,911	4,249	1,515
Fair value of derivative warrant liabilities	-	-	14,507
Listing Expense(i)	-	-	(176,282)
Total	(238,447)	(176,804)	(358,179)

Cost of services provided	(68,917)	(70,754)	(66,138)
Sales and marketing expenses	(30,655)	(28,084)	(28,827)
General and administrative expenses	(82,818)	(57,732)	(93,156)
Listing expense	-	-	(176,282)
Impairment of goodwill	(14,553)	(18,341)	(11,373)
Other operating (expenses) income, net	(41,504)	(1,893)	17,597
Total	(238,447)	(176,804)	(358,179)

(i)	Listing Expense

The SPAC merger was accounted for as a capital reorganization with Nvni Group Limited determined to be the accounting acquirer of Mercato. Mercato does not meet the definition of a “business” pursuant to IFRS 3 Business Combinations, and therefore the Business Combination is expected to be considered a capital transaction and shall be accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nvni Group Limited will issue shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato will be stated at historical cost, with no goodwill or other intangible assets recorded. Accordingly, the Group recorded a one-time non-cash expense of R$(176.3) million. In accordance with IFRS 2, the expense represents the cost incurred in connection with achieving a listing on the Nasdaq Global Market (the “Listing Expense”). The expense is calculated as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired, as noted below:

Schedule of Fair Value of the Identifiable Net Assets Acquired	The expense is calculated as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired, as noted below:
(in thousands of R$)
Fair value of equity instruments issued to acquire Mercato	275,555
Net assets of Mercato as of June 30, 2023	162,862
Less: Mercato’s transaction costs	(63,589)
Adjusted net assets/(liabilities) of Mercato as of June 30, 2023	99,273
IFRS 2 charge for listing services	(176,282)